Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,552,500,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	214,400.25
Total Offset Amount	0.00
Net Fee	$ 200,590.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A